INTERNATIONAL VALUE FUND
RISK/RETURN
American Century World Mutual Funds, Inc. Prospectus Supplement International Value Fund
Supplement dated December 1, 2011 ¡ Prospectus dated April 1, 2011

B Class shares converted to A Class shares on October 21, 2011. All references to the B Class are deleted.

The following replaces the Principal Investment Strategies section on page 3:

In selecting stocks for the fund, the portfolio managers will normally invest at least 80% of the value of the fund’s net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States that have characteristics similar to those of the companies that comprise the MSCI EAFE® Value Index.

The MSCI EAFE Value Index is a market capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s value.  Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The portfolio managers also intend to spread the fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio.

The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

The Emerging Market Risk in the Principal Risks section on page 3 is deleted.

The following risk is added to the Principal Risks section prior to the Market Risk on page 3:

Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the MSCI EAFE Value Index.  If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

The following is added to the end of the Average Annual Total Returns table on page 4:

MSCI EAFE Value Index2 (reflects no deduction for fees, expenses or taxes)	3.25%	1.37%	4.19%	—	—

2
Effective December 1, 2011, the fund’s benchmark will change from the MSCI EAFE (Europe, Australasia, Far East) Index to the MSCI EAFE Value Index. The fund’s investment advisor believes that the MSCI EAFE Value Index aligns better with the fund’s strategy.

Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees INTERNATIONAL VALUE FUND (USD $)	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds for C Class shares)	none	none	none	1.00%	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	none	none	2.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	25	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INTERNATIONAL VALUE FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	A CLASS	C CLASS	R CLASS
Management Fee	1.30%	1.10%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Other Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.32%	1.12%	1.57%	2.32%	1.82%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example INTERNATIONAL VALUE FUND (USD $)	1 year	3 years	5 years	10 years
INVESTOR CLASS	135	419	724	1,589
INSTITUTIONAL CLASS	114	357	618	1,363
A CLASS	726	1,043	1,382	2,334
C CLASS	236	726	1,241	2,652
R CLASS	185	573	986	2,135

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers will normally invest at least 80% of the value of the fund’s net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States that have characteristics similar to those of the companies that comprise the MSCI EAFE® Value Index.

The MSCI EAFE Value Index is a market capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s value.  Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The portfolio managers also intend to spread the fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio.

The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks
•

Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the MSCI EAFE Value Index.  If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (2Q 2009): 24.34% Lowest Performance Quarter (4Q 2008): -21.50%
Average Annual Total Returns for the calendar year ended December 31, 2010
Average Annual Total Returns INTERNATIONAL VALUE FUND		1 Year	5 Years		10 Years		Since Inception		Inception Date
A CLASS		(2.40%)	1.41%	[1]	3.16%	[1]	3.31%	[1]	Mar 31, 1997
A CLASS After Taxes on Distributions		(2.42%)	0.08%	[1]	2.43%	[1]	2.46%	[1]
A CLASS After Taxes on Distributions and Sales		(1.01%)	1.54%	[1]	2.95%	[1]	2.84%	[1]
INVESTOR CLASS		3.62%		[1]		[1]	0.88%	[1]	Apr 3, 2006
INSTITUTIONAL CLASS		3.97%		[1]		[1]	1.08%	[1]	Apr 3, 2006
C CLASS		2.59%		[1]		[1]	(0.13%)	[1]	Apr 3, 2006
R CLASS		3.10%		[1]		[1]	0.36%	[1]	Apr 3, 2006
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses or taxes)		7.75%	2.46%	[1]	3.50%	[1]		[1]
MSCI EAFE Value Index2 (reflects no deduction for fees, expenses or taxes)	[2]	3.25%	1.37%	[1]	4.19%	[1]		[1]
[1]	International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund's shareholders on March 15, 2006. Performance information prior to April 1, 2006 is that of the Mason Street International Equity Fund.
[2]	Effective December 1, 2011, the fund's benchmark will change from the MSCI EAFE (Europe, Australasia, Far East) Index to the MSCI EAFE Value Index. The fund's investment advisor believes that the MSCI EAFE Value Index aligns better with the fund's strategy.

The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY WORLD MUTUAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000872825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund's prospectus and Sales Charges in Appendix B of the statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time period indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In selecting stocks for the fund, the portfolio managers will normally invest at least 80% of the value of the fund’s net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States that have characteristics similar to those of the companies that comprise the MSCI EAFE® Value Index.

The MSCI EAFE Value Index is a market capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s value.  Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The portfolio managers also intend to spread the fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio.

The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•

Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the MSCI EAFE Value Index.  If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•
Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Principal Loss - At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund's performance from year to year for A Class shares. The table shows how the fund's average annual returns for the periods shown compared with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	americancentury.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performance Quarter (2Q 2009): 24.34% Lowest Performance Quarter (4Q 2008): -21.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performance Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performance Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the calendar year ended December 31, 2010
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective December 1, 2011, the fund's benchmark will change from the MSCI EAFE (Europe, Australasia, Far East) Index to the MSCI EAFE Value Index. The fund's investment advisor believes that the MSCI EAFE Value Index aligns better with the fund's strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Supplement [Text Block]	acwmf_SupplementTextBlock
American Century World Mutual Funds, Inc. Prospectus Supplement International Value Fund
Supplement dated December 1, 2011 ¡ Prospectus dated April 1, 2011

B Class shares converted to A Class shares on October 21, 2011. All references to the B Class are deleted.

The following replaces the Principal Investment Strategies section on page 3:

In selecting stocks for the fund, the portfolio managers will normally invest at least 80% of the value of the fund’s net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States that have characteristics similar to those of the companies that comprise the MSCI EAFE® Value Index.

The MSCI EAFE Value Index is a market capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s value.  Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.

The portfolio managers also intend to spread the fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio.

The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

The Emerging Market Risk in the Principal Risks section on page 3 is deleted.

The following risk is added to the Principal Risks section prior to the Market Risk on page 3:

Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the MSCI EAFE Value Index.  If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

The following is added to the end of the Average Annual Total Returns table on page 4:

MSCI EAFE Value Index2 (reflects no deduction for fees, expenses or taxes)	3.25%	1.37%	4.19%	—	—

2
Effective December 1, 2011, the fund’s benchmark will change from the MSCI EAFE (Europe, Australasia, Far East) Index to the MSCI EAFE Value Index. The fund’s investment advisor believes that the MSCI EAFE Value Index aligns better with the fund’s strategy.

INTERNATIONAL VALUE FUND | MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.50%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception		[1]
INTERNATIONAL VALUE FUND | MSCI EAFE Value Index2 (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.25%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.37%	[1],[2]
10 Years	rr_AverageAnnualReturnYear10	4.19%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception		[1],[2]
INTERNATIONAL VALUE FUND | INVESTOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	25
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	135
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	419
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	724
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,589
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05		[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
INTERNATIONAL VALUE FUND | INSTITUTIONAL CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,363
1 Year	rr_AverageAnnualReturnYear01	3.97%
5 Years	rr_AverageAnnualReturnYear05		[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.08%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
INTERNATIONAL VALUE FUND | A CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	726
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,043
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,382
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,334
Annual Return 2001	rr_AnnualReturn2001	(14.79%)
Annual Return 2002	rr_AnnualReturn2002	(16.75%)
Annual Return 2003	rr_AnnualReturn2003	36.57%
Annual Return 2004	rr_AnnualReturn2004	18.29%
Annual Return 2005	rr_AnnualReturn2005	11.04%
Annual Return 2006	rr_AnnualReturn2006	28.19%
Annual Return 2007	rr_AnnualReturn2007	17.01%
Annual Return 2008	rr_AnnualReturn2008	(43.48%)
Annual Return 2009	rr_AnnualReturn2009	29.71%
Annual Return 2010	rr_AnnualReturn2010	3.49%
1 Year	rr_AverageAnnualReturnYear01	(2.40%)
5 Years	rr_AverageAnnualReturnYear05	1.41%	[1]
10 Years	rr_AverageAnnualReturnYear10	3.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1997
INTERNATIONAL VALUE FUND | A CLASS | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.42%)
5 Years	rr_AverageAnnualReturnYear05	0.08%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.43%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.46%	[1]
INTERNATIONAL VALUE FUND | A CLASS | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.01%)
5 Years	rr_AverageAnnualReturnYear05	1.54%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.95%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[1]
INTERNATIONAL VALUE FUND | C CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	rr_ExchangeFeeOverRedemption	none
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	236
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	726
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,652
1 Year	rr_AverageAnnualReturnYear01	2.59%
5 Years	rr_AverageAnnualReturnYear05		[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.13%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006
INTERNATIONAL VALUE FUND | R CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds for C Class shares)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	rr_ExchangeFeeOverRedemption	2.00%
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	185
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	573
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	986
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,135
1 Year	rr_AverageAnnualReturnYear01	3.10%
5 Years	rr_AverageAnnualReturnYear05		[1]
10 Years	rr_AverageAnnualReturnYear10		[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.36%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 2006

[1]	International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund's shareholders on March 15, 2006. Performance information prior to April 1, 2006 is that of the Mason Street International Equity Fund.
[2]	Effective December 1, 2011, the fund's benchmark will change from the MSCI EAFE (Europe, Australasia, Far East) Index to the MSCI EAFE Value Index. The fund's investment advisor believes that the MSCI EAFE Value Index aligns better with the fund's strategy.